RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Management Fee	$ 719,884	$ 857,967
Asset Management and Reporting Fee	207,705	191,370
Partnership Management Fee net of Asset Management and Reporting Fee	512,179	666,597
Series Seven [Member]
Gross Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Nine [Member]
Gross Management Fee	108,121	170,445
Asset Management and Reporting Fee	18,358	71,320
Partnership Management Fee net of Asset Management and Reporting Fee	89,763	99,125
Series Ten [Member]
Gross Management Fee	92,376	96,512
Asset Management and Reporting Fee	11,657	14,331
Partnership Management Fee net of Asset Management and Reporting Fee	80,719	82,181
Series Eleven [Member]
Gross Management Fee	118,632	118,638
Asset Management and Reporting Fee	31,946	19,906
Partnership Management Fee net of Asset Management and Reporting Fee	86,686	98,732
Series Twelve [Member]
Gross Management Fee	123,035	130,524
Asset Management and Reporting Fee	59,562	19,730
Partnership Management Fee net of Asset Management and Reporting Fee	63,473	110,794
Series Fourteen [Member]
Gross Management Fee	277,720	341,848
Asset Management and Reporting Fee	86,182	66,083
Partnership Management Fee net of Asset Management and Reporting Fee	$ 191,538	$ 275,765